Basic and diluted earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2020
Basic and diluted earnings (loss) per share
Schedule of basic and diluted earnings (loss) per share

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Net income (loss) attributable to Vale's stockholders:
Net income (loss)	995	(133)	1,234	(1,775)
Thousands of shares
Weighted average number of shares outstanding - common shares	5,129,911	5,181,771	5,129,254	5,181,092

Basic and diluted earnings (loss) per share:
Common share (US$)	0.19	(0.03)	0.24	(0.34)